Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Value-added tax recoverable	$186,764	$50,870
Other receivables	38,460	43,620
Others	10,579	1,596
Prepayments and other current assets	$235,803	$96,086